Summarized Geographic Information - Net Sales Attributable to Individual Countries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 396,173	$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370	$ 1,650,520	$ 1,779,143	$ 1,658,729
UNITED STATES
Segment Reporting Information [Line Items]
Net sales																		1,556,865	1,691,007	1,567,472
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales																		53,668	54,638	62,358
MEXICO
Segment Reporting Information [Line Items]
Net sales																		$ 39,987	$ 33,498	$ 28,899

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".